o 105 P-2



                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF

                         FRANKLIN'S AGE HIGH INCOME FUND
                              DATED OCTOBER 1, 1999


The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Sales charge waivers" on page 20 is replaced with the following:

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

III. The section "Minimum investments" on page 21 is replaced with the following:

MINIMUM INVESTMENTS
------------------------------------------------------------------------------
                                                 INITIAL       ADDITIONAL
------------------------------------------------------------------------------
Regular accounts                                 $1,000        $50
------------------------------------------------------------------------------
Automatic investment plans                       $50 ($25 for  $50 ($25 for
                                                 an Education  an Education
                                                 IRA)          IRA)
------------------------------------------------------------------------------
UGMA/UTMA accounts                               $100          $50
------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers, Education IRAs  no minimum    no minimum
or Roth IRAs)
------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth IRAs $250          $50
------------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs    $250          $50
------------------------------------------------------------------------------
Full-time employees, officers, trustees and
directors of
Franklin Templeton entities, and their
immediate family members                         $100          $50
------------------------------------------------------------------------------
           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.

IV. The section "Account Application" on page 22 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 23). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

V. Effective July 3, 2000, the following is added to the section "Buying shares" on page 22:

--------------------------------------------------------------------------------
[Insert graphic of phone]   If you have another        Before requesting a
BY PHONE                    Franklin Templeton         telephone purchase,
                            account with your bank     please make sure we have
(Up to $100,000 per day)    account information on     your bank account
1-800/632-2301              file, you may open a new   information on file. If
                            account by phone. The      we do not have this
                            accounts must be           information, you will
                            identically registered.    need to send written
                                                       instructions with your
                            To make a same day         bank's  name and address,
                            investment, please call    a voided check or
                            us by 1:00 p.m. Pacific    savings account deposit
                            time or the close of the   slip, and a signature
                            New York Stock Exchange,   guarantee if the
                            whichever is earlier.      ownership of the bank
                                                       and Fund accounts is
                                                       different.

                                                       To make a same day
                                                       investment, please call
                                                       us by 1:00 p.m. Pacific
                                                       time or the close of the
                                                       New York Stock Exchange,
                                                       whichever is earlier.
--------------------------------------------------------------------------------

VI. The section "Automatic Investment Plan" on page 23 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VII. The section "Telephone Privileges" on page 24 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VIII. The section "Statements and reports" on page 28 is replaced with the following:

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Fund's financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the Fund.

IX. The section "Dealer compensation" on page 30 is replaced with the following:

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                        CLASS A          CLASS B       CLASS C
--------------------------------------------------------------------------------
COMMISSION (%)                            --                3.00          2.00
Investment under $100,000                  4.00            --            --
$100,000 but under $250,000                3.25            --            --
$250,000 but under $500,000                2.25            --            --
$500,000 but under $1 million              1.85            --            --
$1 million or more                   up to 0.75 1          --            --
12B-1 FEE TO DEALER                        0.15             0.15 2        0.65 3

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans/1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a Class A NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee. 2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A. 3. Dealers may be eligible to receive up to 0.15% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.



              Please keep this supplement for future reference.



o 105 PA-1

                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF

               FRANKLIN'S AGE HIGH INCOME FUND - ADVISOR CLASS
                              DATED OCTOBER 1, 1999

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 17 is replaced with the following:

 ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 18). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. Effective July 3, 2000, the following is added to the section "Buying shares" on page 17:

--------------------------------------------------------------------------------
[Insert graphic of phone]    If you have another       Before requesting a
BY PHONE                     Franklin Templeton        telephone purchase,
                             account with your bank    please make sure we have
(Up to $100,000 per day)     account information on    your bank account
1-800/632-2301               file, you may open a new  information on file. If
                             account by phone. The     we do not have this
                             accounts must be          information, you will
                             identically registered.   need to send written
                                                       instructions with your
                             To make a same day        bank's name and address,
                             investment, please call   a voided check or
                             us by 1:00 p.m. Pacific   savings account deposit
                             time or the close of the  slip, and a signature
                             New York Stock Exchange,  guarantee if the
                             whichever is earlier.     ownership of the bank
                                                       and fund accounts is
                                                       different.

                                                       To make a same day
                                                       investment, please call
                                                       us by 1:00 p.m. Pacific
                                                       time or the close of the
                                                       New York Stock Exchange,
                                                       whichever is earlier.
--------------------------------------------------------------------------------

IV. The section "Automatic Investment Plan" on page 18 is replaced with the following:

 AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

V. The following section is added to "Investor Services" on page 18:

 AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

VI. The section "Telephone Privileges" on page 18 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VII. The section "Statements and reports" on page 22 is replaced with the following:

 STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

 If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.



              Please keep this supplement for future reference.



o 105 SA-1

                          SUPPLEMENT DATED JUNE 1, 2000
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                         FRANKLIN'S AGE HIGH INCOME FUND
              DATED OCTOBER 1, 1999, AS AMENDED JANUARY 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. All references to Franklin Templeton Trust Company in this SAI are replaced with Franklin Templeton Bank & Trust.

II. The first waiver category in the section "Waivers for certain investors" on page 19 is revised to read:

 o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

III. The eighth waiver category in the section "CDSC waivers" on page 21 is revised to read:

 o Redemptions by an employee benefit plan: (i) that is a customer of Franklin Templeton Defined Contribution Services; and/or (ii) whose assets are held by Franklin Templeton Bank & Trust as trustee or custodian (not applicable to Class B)

IV. The section "Systematic withdrawal plan" on page 21 is replaced with the following:

 SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

 Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

 To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

 Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

 To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

V. The following paragraph is added to the section "General information" on page 22:

 There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.



              Please keep this supplement for future reference.



o 105 SAA-1

                          SUPPLEMENT DATED JUNE 1, 2000
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF

               FRANKLIN'S AGE HIGH INCOME FUND - ADVISOR CLASS
                              DATED OCTOBER 1, 1999

The Statement of Additional Information (SAI) is amended as follows:

I.All references to Franklin Templeton Trust Company in this SAI are replaced with Franklin Templeton Bank & Trust.

II. The section "Systematic withdrawal plan" on page 17 is replaced with the following:

 SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

 Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

 Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

 To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

III. The following paragraph is added to the section "General information" on page 18:

 There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.



              Please keep this supplement for future reference.